Schedule I - Condensed Financial Information Of Registrant (Unconsolidated Statements Of Common Shareholders' Deficit) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance			$ 571,183	$ 352,933	$ 352,933	$ 151,271	$ 47,774
Net income applicable to common stock	$ 32,390	$ 46,453	81,458	102,323	127,847	56,311	74,755
Distributions to AES					(122,959)	(69,487)	(78,400)
Proceeds from Contributed Capital			0	78,738	78,738	0	106,400
Issuance of common stock					134,276	214,366
Other					348	472	742
Ending Balance					571,183	352,933	151,271
Ipalco Enterprises, Inc. [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance			571,183	352,933	352,933	151,271	47,774
Net income applicable to common stock					127,847	56,311	74,755
Distributions to AES					(122,959)	(69,487)	(78,400)
Proceeds from Contributed Capital					78,738
Issuance of common stock					134,276
Contributions from AES						214,366	106,400
Other					348	472	742
Ending Balance					571,183	352,933	151,271
Paid In Capital [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance			596,810	383,448	383,448	168,610	61,468
Proceeds from Contributed Capital					78,738		106,400
Issuance of common stock					134,276	214,366
Other					348	472	742
Ending Balance					596,810	383,448	168,610
Paid In Capital [Member] | Ipalco Enterprises, Inc. [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance			596,810	383,448	383,448	168,610	61,468
Proceeds from Contributed Capital					78,738
Issuance of common stock					134,276
Contributions from AES						214,366	106,400
Other					348	472	742
Ending Balance					596,810	383,448	168,610
Accumulated Deficit [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance			(25,627)	(30,515)	(30,515)	(17,339)	(13,694)
Net income applicable to common stock					127,847	56,311	74,755
Distributions to AES					(122,959)	(69,487)	(78,400)
Ending Balance					(25,627)	(30,515)	(17,339)
Accumulated Deficit [Member] | Ipalco Enterprises, Inc. [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance			$ (25,627)	$ (30,515)	(30,515)	(17,339)	(13,694)
Net income applicable to common stock					127,847	56,311	74,755
Distributions to AES					(122,959)	(69,487)	(78,400)
Ending Balance					$ (25,627)	$ (30,515)	$ (17,339)